Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash Flows from Operating Activities:
Net Income	$ 1,778	$ 1,772
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	415	525
Provision for bad debts	175	175
Stock issued for costs and expenses	0	104
(Increase) decrease in operating assets, net:
Accounts, management fee and medical receivable(s)	(979)	66
Notes receivable	33	14
Costs and estimated earnings in excess of Billings on uncompleted contracts	(30)	(387)
Inventories	(322)	(1,417)
Prepaid expenses and other current assets	6	(73)
Other assets	(24)	(14)
Increase (decrease) in operating liabilities, net:
Accounts payable	112	(67)
Other current liabilities	536	727
Customer advances	16	(1,208)
Billings in excess of costs and estimated earnings on uncompleted contracts	0	813
Other liabilities	(10)	(4)
Due to related medical practices	2	2
Income tax payable	(75)	0
Net cash provided by operating activities	1,633	1,028
Cash Flows from Investing Activities:
Purchases of property and equipment	(211)	(116)
Cost of patents	(36)	(39)
Net cash (used in) provided by investing activities	(247)	(155)
Cash Flows from Financing Activities:
Repayment of borrowings and capital lease obligations	(266)	(326)
Distributions to non controlling interests	(249)	(288)
Repayment of notes receivable from employee stockholders	2	2
Net cash used in financing activities	(513)	(612)
Net Increase in Cash and Cash Equivalents	873	261
Cash and Cash Equivalents - Beginning of Period	12,032	9,251
Cash and Cash Equivalents - End of Period	$ 12,905	$ 9,512